Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 24, 2016
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the assets
Years
Slot machines, software and computers	3-5
Furniture, fixtures and equipment	5-10
Leasehold improvements	Lesser of life of lease or estimated useful life
Buildings and improvements	7-39.5

Schedule of self-insurance reserves

	Fiscal Year Ended
	April 24,	April 26,
	2016	2015
Beginning balance	$26,253	$27,785

Additions:
Charged to expenses	31,031	27,841
Employee contributions	9,353	8,550

Payments	(40,830)	(38,101)
Change in discount	(27)	178

Ending Balance	$25,780	$26,253

Schedule of estimated cost of providing complimentary services from continuing operations

	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014

Rooms	$5,752	$5,856	$5,604
Food and beverage	51,949	54,039	50,798
Other	110	169	173

Total cost of complimentary services	$57,811	$60,064	$56,575

Schedule of estimated cost of providing benefits under Fan Club

	Fiscal Year Ended
	April 24,	April 26,
	2016	2015
Beginning balance	$3,958	$4,349

Earned	17,506	21,996
Redeemed	(16,822)	(19,168)
Expirations	(1,270)	(2,697)
Other	319	(522)

Ending Balance	$3,691	$3,958